Offerings - Offering: 1	Mar. 31, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 1,328,309,356.95
Fee Rate	0.01381%
Amount of Registration Fee	$ 183,439.52
Offering Note	Title of each class of securities to which this transaction applies: Clear Channel Outdoor Holdings, Inc. (the “Company”), common stock, par value $0.01 per share ("Common Stock").

Aggregate number of securities to which this transaction applies: The maximum number of shares of Common Stock to which this transaction applies is estimated, as of March 20, 2026, to be 546,629,365 shares of Common Stock, which consists of (A) 498,488,033 shares of Common Stock, (B) 27,744,565 shares of Common Stock underlying outstanding restricted stock units and (C) 20,396,767 shares of Common Stock underlying outstanding performance-based restricted stock units. The maximum number of shares of Common Stock underlying the Company’s outstanding restricted stock units and performance-based restricted stock units of the Company is assumed to be equal to the maximum number of such shares estimated to be issuable as of March 20, 2026, irrespective of the outcome of any potential future vesting or forfeiture events with respect to such units that may occur after March 20, 2026.

Per unit price or other underlying value of this transaction computed pursuant to Exchange Act Rule 0-11: Solely for the purpose of calculating the filing fee, as of March 20, 2026, the underlying value of the transaction was calculated by multiplying 546,629,365 shares of Common Stock (including restricted stock units and performance-based restricted stock units as set forth in note (2) above) that are exchangeable for cash in the merger by the merger consideration of $2.43 per share to be paid with respect to each share of Common Stock outstanding immediately prior to the merger.

In accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended, and Exchange Act Rule 0-11, the filing fee was determined by multiplying the sum calculated in note (3) above by 0.00013810.